Earnings (Loss) per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Net income (loss) for the period attributable to controlling shareholders	R$ 3,213,274	R$ (2,028,559)
Common shares	1,682,473,246	1,682,473,246
Weighted average number of outstanding shares - basic	1,653,093,656	1,360,268,402
Net income loss per share, basic	R$ 1.94379	R$ (1.49129)	R$ (2.95975)
Number of potential shares	2,407,480
Weighted average number of outstanding shares - diluted	1,655,501,136	1,360,268,402
Net income loss per share, diluted	R$ 1.94097	R$ (1.49129)	R$ (2.95975)